Presentation and Preparation of the Unaudited Consolidated Condensed Interim Financial Statements and Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2025
Disclosure of initial application of standards or interpretations [abstract]
Basis of preparation of Unaudited Consolidated Condensed Interim Financial Statements

2.1. Basis of preparation of Unaudited Consolidated Condensed Interim Financial Statements

These Unaudited Consolidated Condensed Interim Financial Statements for the nine months ended September 30, 2025, have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting” as issued by the International Accounting Standard Board.

These Unaudited Consolidated Condensed Interim Financial Statements do not include all the notes of the type normally included in an annual consolidated financial statement. Accordingly, this report should be read in conjunction with the annual consolidated financial statements for the year ended December 31, 2024 (the “Annual Financial Statements”).

The accounting policies and critical accounting estimates and judgments adopted, except for those explicitly indicated on these Unaudited Consolidated Condensed Interim Financial Statements, are consistent with those of the previous financial year and corresponding interim reporting period.

All amounts are presented in thousands of U.S. Dollars except share data or as otherwise indicated.

These Unaudited Consolidated Condensed Interim Financial Statements for the nine months ended September 30, 2025 were authorized for issuance by dLocal’s Board of Directors on November 12, 2025.

New accounting pronouncements

2.2. New accounting pronouncements

The accounting policies adopted in the preparation of the Unaudited Consolidated Condensed Interim Financial statements are consistent with those followed in the preparation of the Group’s Annual Consolidated Financial Statements for the year ended December 31, 2024, except for the adoption of new standards effective as of January 1, 2025. Amendment to IAS 21 - Lack of Exchangeability applied for the first time in 2025, which does not have a material impact on the Unaudited Consolidated Condensed Interim Financial Statements of the Group.

Impact of IFRS Accounting Standards issued but not yet applied by the Group

2.3. Impact of IFRS Accounting Standards issued but not yet applied by the Group

The following new standards, amendments to standards and interpretation of IFRS issued by the IASB were not adopted since they are not effective for the issuance of the Unaudited Consolidated Condensed Interim Financial Statements. The Company is assessing the impact of the standards and plans to adopt these new standards, amendments, and interpretation, if applicable, when they become effective.

IFRS 18 - Presentation and disclosure in financial statements (effective on January 1, 2027)

On April 9, 2024, the IASB issued a new standard IFRS 18, the new standard on presentation and disclosure in financial statements, with a focus on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to:

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the structure of the statement of profit or loss;
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required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and
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enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

IFRS 18 will replace IAS 1; many of the other existing principles in IAS 1 are retained, with limited changes. IFRS 18 will not impact the recognition or measurement of items in the financial statements, but it might change what an entity reports as its ‘operating profit or loss’.

IFRS 18 will apply for reporting periods beginning on or after January 1, 2027, and also applies to comparative information.

IFRS 9 – Financial Instruments and IFRS 7 Financial Instruments: Disclosure (effective on January 1, 2026)

On May 30, 2024, the IASB issued target amendments to IFRS 9 and IFRS 7. The amendments intend to:

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Clarify the period of recognition and derecognition of some financial assets and liabilities, with new exception for some financial liabilities settled through electronic cash transfer;
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Provides further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;
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New disclosures for certain instruments with contractual terms that can change cash flows and equity instruments designated at fair value through other comprehensive income (“FVTOCI”).

IFRS 19 - Subsidiaries without Public Accountability: Disclosures and amendment (effective on January 1, 2027)

On May 9, 2024, the IASB has issued a new IFRS Accounting Standard for subsidiaries.

An eligible subsidiary applies the requirements in other IFRS Accounting Standards except for the disclosure requirements and instead applies the reduced disclosure requirements in IFRS 19. IFRS 19’s reduced disclosure requirements balance the information needs of the users of eligible subsidiaries’ financial statements with cost savings for preparers. IFRS 19 is a voluntary standard for eligible subsidiaries.

On August 21, 2025, the IASB has issued ‘Amendments to IFRS 19 Subsidiaries without Public Accountability: Disclosures’. The amendments cover new or amended IFRS Accounting Standards issued between February 28, 2021 and May 1, 2024, that were not considered when IFRS 19 was first issued.